Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (8,000)	$ 10,833,235	$ 4,679,534	$ 7,973,301
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(6,104,920)	(6,127,500)	(9,997,500)
Gain from settlement of deferred underwriting commissions		(6,256,250)	0
Offering costs associated with derivative warrant liabilities			575,330	575,330
Income from investments held in Trust Account		(1,323,982)	(16,920)	(28,452)
Changes in operating assets and liabilities:
Prepaid expenses	8,000	458,459	(857,100)	(696,426)
Accounts payable		7,679	80,000	200,984
Accrued expenses		1,906,957	3,329	235,566
Net cash used in operating activities		(478,822)	(1,663,327)	(1,737,197)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(325,000,000)	(325,000,000)
Net cash used in investing activities			(325,000,000)	(325,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		500,000	331,243	392,358
Repayment of note payable to related party			(129,181)	(129,181)
Proceeds received from initial public offering			325,000,000	325,000,000
Proceeds received from private placement			8,500,000	8,500,000
Offering costs paid			(6,970,259)	(7,004,763)
Net cash provided by financing activities		500,000	326,731,803	326,758,414
Net increase in cash		21,178	68,476	21,217
Cash — beginning of the period		21,217
Cash — end of the period		42,395	68,476	21,217
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses			104,505	70,000
Offering costs paid by related party under promissory note			47,937	47,937
Deferred underwriting commissions in connection with the initial public offering			$ 11,375,000	11,375,000
Deferred offering costs included in accrued expenses	25,000
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000